Income Taxes - Composition of Income Tax Expense (Benefit) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Lease commitments
2019	$ 25.2
2020	20.1
2021	13.5
2022	10.0
2023	8.3
After 2023	$ 18.5